UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21418

Ancora Trust

(Exact name of registrant as specified in charter)

6060 Parkland Boulevard, Suite 200

Cleveland, Ohio 44124

(Address of principal executive offices)(Zip code)

Bradley Zucker

c/o Ancora Trust

6060 Parkland Boulevard, Suite 200

Cleveland, Ohio 44124

(Name and address of agent for service)

Copies to:

Michael J. Meaney, Esq.

McDonald Hopkins Co., LPA

2100 Bank One Center

600 Superior Avenue East

Cleveland, Ohio 44114

Registrant's telephone number, including area code: (216) 825-4000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2024 (Unaudited)

ANCORA INCOME FUND – CLASS I

AAIIX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Ancora Income Fund – Class I -AAIIX for the period January 1, 2024 to June 30, 2024, as well as certain changes to the fund. You can find additional information about the fund at https://ancora.net/. You can also request this information by contacting us at 1-866-6-ANCORA.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Ancora Income Fund – Class I	$ 49	0.93%

*Annualized

performance illustration

TOTAL RETURNS FOR THE PERIOD ENDED JUNE 30, 2024

FUND/INDEX	ONE YEAR	FIVE YEARS	TEN YEARS	ENDING VALUE
ANCORA INCOME FUND - I	11.84%	3.28%	3.98%	$14,773
BLOOMBERG BARCLAYS AGG. BOND INDEX	2.64%	-0.23%	1.35%	$11,430

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained at https://ancora.net/ or by calling 1-866-6-ANCORA.

HOW HAS THE FUND CHANGED

As of May 20, 2024, the Fund changed its custodian from U.S. Bank N.A. to Huntington National Bank to perform all custodian services for the Fund.

Fund statistics

NET ASSETS:

$38,039,293

_________________________

PORTFOLIO HOLDINGS:

91

_________________________

PORTFOLIO TURNOVER:

16.65%

________________________

ADVISORY FEES PAID BY FUND:

$91,042

top ten holdings

1.	Federated Hermes Government Obligations Fund - Institutional Class	4.50%
2.	Apollo Global Management, Inc., 7.625%, due 09/15/2053	2.78%
3.	The Allstate Corp., 7.375%, due 07/15/2028	2.69%
4.	Fifth Third Bancorp, 8.721%, due 06/30/2024	2.23%
5.	Citizens Financial Group, Inc., 7.375%, due 07/06/2029	2.09%
6.	Citigroup, Inc., 7.625%, due 11/15/2028	2.05%
7.	Annaly Capital Management, Inc., 6.750%, due 06/30/2024	1.68%
8.	Brookfield Infrastructure Finance ULC, 7.250%, due 05/31/2084	1.64%
9.	Jackson Financial, Inc., 8.000%, due 03/30/2028	1.56%
10.	AGNC Investment Corp., 6.875%, due 04/15/2025	1.54%
	Total % of Net Assets	22.76%

SECTOR DIVERSIFICATIONS

Traditional Preferred	66.63%
Bonds & Corporate Bond Trust Certificated	19.94%
Common Stocks	6.47%
Money Market Funds	4.54%
REIT Senior Securities	2.42%
% of Total Investments	100.00%

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2024 (Unaudited)

ANCORA/THELEN SMALL-MID CAP FUND – CLASS I

AATIX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Ancora/Thelen Small-Mid Cap Fund – Class I - AATIX for the period January 1, 2024 to June 30, 2024, as well as certain changes to the fund. You can find additional information about the fund at https://ancora.net/. You can also request this information by contacting us at 1-866-6-ANCORA.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Ancora/Thelen Small-Mid Cap Fund – Class I	$ 65	1.21%

*Annualized

performance illustration

TOTAL RETURNS FOR THE PERIOD ENDED JUNE 30, 2024

FUND/INDEX	ONE YEAR	FIVE YEARS	TEN YEARS	ENDING VALUE
ANCORA/THELEN SMALL-MID CAP FUND - I	15.91%	9.68%	7.41%	$20,431
RUSSELL 2500 INDEX	10.47%	8.31%	7.99%	$21,561

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained at https://ancora.net/ or by calling 1-866-6-ANCORA.

HOW HAS THE FUND CHANGED

As of May 20, 2024, the Fund changed its custodian from U.S. Bank N.A. to Huntington National Bank to perform all custodian services for the Fund.

Fund statistics

NET ASSETS:

$116,677,065

_________________________

PORTFOLIO HOLDINGS:

88

_________________________

PORTFOLIO TURNOVER:

37.58%

________________________

ADVISORY FEES PAID BY FUND:

$562,492

top ten holdings

1.	Federated Hermes Government Obligations Fund - Institutional Class	6.12%
2.	Crane NXT Co.	4.07%
3.	MDU Resources Group, Inc.	3.82%
4.	APi Group Corp.	2.65%
5.	IAC/InterActive Corp.	2.65%
6.	Fortune Brands Innovations, Inc.	2.64%
7.	Kyndryl Holding, Inc.	2.59%
8.	Aramark	2.42%
9.	DT Midstream, Inc.	2.38%
10.	Crane Co.	2.34%
	Total % of Net Assets	31.68%

SECTOR DIVERSIFICATIONS

Industrials	25.07%
Information Technology	11.32%
Consumer Discretionary	9.61%
Financials	8.89%
Communication Services	7.86%
Consumer Staples	7.55%
Energy	6.70%
Real Estate	6.60%
Money Market Funds	6.13%
Health Care	5.83%
Utilities	3.45%
Materials	0.99%
% of Total Investments	100.00%

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2024 (Unaudited)

ANCORA/THELEN SMALL-MID CAP FUND – CLASS S

AATSX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Ancora/Thelen Small-Mid Cap Fund – Class S - AATSX for the period January 1, 2024 to June 30, 2024, as well as certain changes to the fund. You can find additional information about the fund at https://ancora.net/. You can also request this information by contacting us at 1-866-6-ANCORA.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Ancora/Thelen Small-Mid Cap Fund – Class S	$ 54	1.00%

*Annualized

performance illustration

TOTAL RETURNS FOR THE PERIOD ENDED JUNE 30, 2024

FUND/INDEX	ONE YEAR	FIVE YEARS	SINCE INCEPTION	ENDING VALUE
ANCORA/THELEN SMALL-MID CAP FUND - S	16.16%	9.95%	8.03%	$20,097
RUSSELL 2500 INDEX	10.47%	8.31%	7.88%	$19,858

Cumulative Performance Comparison of $10,000 Investment Since Inception

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained at https://ancora.net/ or by calling 1-866-6-ANCORA.

HOW HAS THE FUND CHANGED

As of May 20, 2024, the Fund changed its custodian from U.S. Bank N.A. to Huntington National Bank to perform all custodian services for the Fund.

Fund statistics

NET ASSETS:

$55,421,493

_________________________

PORTFOLIO HOLDINGS:

88

_________________________

PORTFOLIO TURNOVER:

37.58%

________________________

ADVISORY FEES PAID BY FUND:

$219,235

top ten holdings

1.	Federated Hermes Government Obligations Fund - Institutional Class	6.12%
2.	Crane NXT Co.	4.07%
3.	MDU Resources Group, Inc.	3.82%
4.	APi Group Corp.	2.65%
5.	IAC/InterActive Corp.	2.65%
6.	Fortune Brands Innovations, Inc.	2.64%
7.	Kyndryl Holding, Inc.	2.59%
8.	Aramark	2.42%
9.	DT Midstream, Inc.	2.38%
10.	Crane Co.	2.34%
	Total % of Net Assets	31.68%

SECTOR DIVERSIFICATIONS

Industrials	25.07%
Information Technology	11.32%
Consumer Discretionary	9.61%
Financials	8.89%
Communication Services	7.86%
Consumer Staples	7.55%
Energy	6.70%
Real Estate	6.60%
Money Market Funds	6.13%
Health Care	5.83%
Utilities	3.45%
Materials	0.99%
% of Total Investments	100.00%

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2024 (Unaudited)

ANCORA MICROCAP FUND – CLASS I

ANCIX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Ancora Microcap Fund – Class I - ANCIX for the period January 1, 2024 to June 30, 2024, as well as certain changes to the fund. You can find additional information about the fund at https://ancora.net/. You can also request this information by contacting us at 1-866-6-ANCORA.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Ancora Microcap Fund – Class I	$ 84	1.60%

*Annualized

performance illustration

TOTAL RETURNS FOR THE PERIOD ENDED JUNE 30, 2024

FUND/INDEX	ONE YEAR	FIVE YEARS	TEN YEARS	ENDING VALUE
ANCORA MICROCAP FUND - I	9.69%	12.03%	7.13%	$19,919
RUSSELL MICROCAP INDEX	5.96%	5.55%	5.53%	$17,143
RUSSELL 2000 INDEX	10.06%	6.94%	7.00%	$19,672

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained at https://ancora.net/ or by calling 1-866-6-ANCORA.

HOW HAS THE FUND CHANGED

As of May 20, 2024, the Fund changed its custodian from U.S. Bank N.A. to Huntington National Bank to perform all custodian services for the Fund.

Fund statistics

NET ASSETS:

$18,628,807

_________________________

PORTFOLIO HOLDINGS:

53

_________________________

PORTFOLIO TURNOVER:

15.67%

________________________

ADVISORY FEES PAID BY FUND:

$87,073

top ten holdings

1.	Federated Hermes Government Obligations Fund - Institutional Class	8.63%
2.	Crawford & Co.	4.23%
3.	International Money Express, Inc.	3.95%
4.	Silvercrest Asset Management Group, Inc.	3.88%
5.	Vaalco Energy, Inc.	3.49%
6.	Lakeland Industries, Inc.	3.03%
7.	Genco Shipping & Trading Ltd.	2.93%
8.	Aviat Networks, Inc.	2.89%
9.	Newtek Business Services Corp.	2.72%
10.	Smith & Wesson Brands, Inc.	2.72%
	Total % of Net Assets	38.47%

SECTOR DIVERSIFICATIONS

Financials	29.77%
Industrials	19.08%
Information Technology	12.25%
Consumer Discretionary	11.99%
Energy	11.14%
Money Market Funds	8.62%
Health Care	2.12%
Consumer Staples	1.79%
Real Estate	1.73%
Materials	1.51%
% of Total Investments	100.00%

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2024 (Unaudited)

ANCORA DIVIDEND VALUE EQUITY FUND – CLASS I

ADEIX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Ancora Dividend Value Equity Fund – Class I - ADEIX for the period January 1, 2024 to June 30, 2024, as well as certain changes to the fund. You can find additional information about the fund at https://ancora.net/. You can also request this information by contacting us at 1-866-6-ANCORA.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Ancora Dividend Value Equity Fund – Class I	$ 54	1.00%

*Annualized

performance illustration

TOTAL RETURNS FOR THE PERIOD ENDED JUNE 30, 2024

FUND/INDEX	ONE YEAR	FIVE YEARS	SINCE INCEPTION	ENDING VALUE
ANCORA DIVIDEND VALUE EQUITY - I	14.24%	10.30%	10.45%	$16,683
RUSSELL 1000 VALUE INDEX	13.06%	9.01%	8.93%	$15,523
RUSSELL 3000 INDEX	23.13%	14.14%	13.79%	$19,441

Cumulative Performance Comparison of $10,000 Investment Since Inception

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained at https://ancora.net/ or by calling 1-866-6-ANCORA.

HOW HAS THE FUND CHANGED

As of May 20, 2024, the Fund changed its custodian from U.S. Bank N.A. to Huntington National Bank to perform all custodian services for the Fund.

Fund statistics

NET ASSETS:

$40,734,713

_________________________

PORTFOLIO HOLDINGS:

30

_________________________

PORTFOLIO TURNOVER:

10.93%

________________________

ADVISORY FEES PAID BY FUND:

$127,563

top ten holdings

1.	Broadcom, Inc.	7.40%
2.	Microsoft Corp.	6.24%
3.	AbbVie, Inc.	5.63%
4.	JP Morgan Chase & Co.	5.50%
5.	Eaton Corporation Plc.	5.33%
6.	Apple, Inc.	5.21%
7.	UnitedHealth Group, Inc.	4.95%
8.	EOG Resources, Inc.	4.38%
9.	The Home Depot, Inc.	4.12%
10.	Chevron Corp.	4.03%
	Total % of Net Assets	52.79%

SECTOR DIVERSIFICATIONS

Information Technology	22.40%
Financials	15.20%
Health Care	13.26%
Industrials	12.74%
Consumer Discretionary	11.01%
Energy	8.41%
Consumer Staples	6.11%
Materials	4.45%
Real Estate	4.17%
Money Market Funds	2.25%
% of Total Investments	100.00%

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert. The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity. Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Schedule is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Companies.

6/30/2024 SEMI-ANNUAL REPORT (UNAUDITED)

Ancora Trust
Ancora Income Fund
Schedule of Investments (Unaudited)
June 30, 2024

	Shares	Value
Bonds & Corporate Bond Trust Certificates - 19.77%

Trust Certificates - 1.52%
Scorpio Tankers, Inc., 7.000%, due 06/30/2025	23,000	577,300
		577,300

Traditional Corporate Bonds - 18.25%	Principal Amount	Value
The Allstate Corp., 8.507%, due 08/15/2053	350,000	349,742
The Bank of Nova Scotia, 8.625%, due 10/27/2027	500,000	523,837
Blackstone Private Credit Fund, 7.050%, due 09/29/2025	350,000	353,365
Citigroup, Inc., 7.625%, due 11/15/2028	750,000	781,043
Citigroup, Inc., 7.125%, due 08/15/2029	236,000	235,430
Energy Transfer LP, 7.125%, due 05/15/2030	350,000	346,622
Fifth Third Bancorp, 8.721%, due 06/30/2024	850,000	846,558
Ford Motor Credit Co. LLC, 7.350%, due 11/04/2027	250,000	260,536
The Goldman Sachs Group, Inc., 7.500%, due 02/10/2029	500,000	524,025
Lincoln National Corp., 9.250%, due 12/01/2027	350,000	377,281
NRG Energy, Inc., 10.250%, due 03/15/2028	500,000	546,813
PNC Financial Services Group, Inc., 6.200%, due 09/15/2027	350,000	348,640
PNC Financial Services Group, Inc., 6.250%, due 03/15/2030	250,000	243,674
The Toronto Dominion Bank, 8.125%, due 10/31/2027	500,000	518,172
USB Float, 6.610%, due 07/15/2024	250,000	207,454
Wells Fargo & Co., 7.625%, due 09/15/2028	450,000	479,187
		6,942,378

TOTAL BONDS & CORPORATE BOND TRUST CERTIFICATES (Cost $7,287,046)		7,519,678

Traditional Preferred - 66.05%

Arbor Realty Trust, Inc., 6.375%, due 06/02/2026	25,000	462,250
Federal Agricultural Mortgage Corp., 5.750%, due 07/17/2025	15,000	353,238
Federal Agricultural Mortgage Corp., 5.250%, due 10/17/2025	16,700	353,038
AGNC Investment Corp., 6.875%, due 04/15/2025	23,000	585,120
AGNC Investment Corp., 6.125%, due 04/15/2025	20,000	482,600
Aspen Insurance Holdings Ltd., 5.625%, due 01/01/2027	8,000	160,560
Aspen Insurance Holdings Ltd., 5.625%, due 10/01/2024	15,000	292,350
Assurant, Inc., 5.250%, 01/15/2026	15,000	313,800
The Allstate Corp., 7.375%, due 07/15/2028	38,300	1,023,376
Apollo Global Management, Inc., 7.625%, due 09/15/2053	40,000	1,056,000
Athene Holding Ltd., 5.625%, due 09/30/2024	17,000	366,010
Athene Holding Ltd., 6.350%, due 06/30/2029	20,000	482,400
Athene Holding Ltd., 7.250%, due 03/30/2064	22,500	571,500
Atlanticus Holdings Corp., 6.125%, due 11/30/2026	25,100	563,997
Atlanticus Holdings Corp., 9.250%, due 01/31/2029	10,000	249,500
Axis Capital Holdings Ltd., 5.500%, due 12/31/2049	10,000	211,200
Brunswick Corp., 6.625%, due 01/15/2049	10,000	253,800
Brookfield Infrastructure Partners LP, 5.125%, due 10/15/2025	10,000	185,600
Brookfield Infrastructure Finance ULC, 7.250%, due 05/31/2084	25,000	623,750
Bank of America Corp., 6.298%, due 03/14/2024	25,000	567,500
Citizens Financial Group, Inc., 7.375, due 07/06/2029	30,000	793,500
Carlyle Finance LLC., 4.625%, due 05/15/2061	15,000	273,000
Compass Diversified Holdings, 7.875%, due 01/30/2025	17,500	429,275
Enterprise Financial Services Corp., 5.000%, due 12/15/2026	25,000	483,003
First Citizens Bancshares, Inc., 5.625%, due 01/04/2027	17,500	383,425
Ford Motor Co., 6.500%, 08/15/2062	15,000	375,000
F&G Annuities & Life, Inc., 7.950%, due 12/15/2053	20,000	518,400
Fifth Third Bancorp, 6.000%, due 12/31/2025	2,455	56,244
Golar LNG Partners LP. 8.750%, due 03/14/2024	27,500	309,375
Global Net Lease, Inc., 6.875%, due 11/26/2024	25,000	502,000
Green Brick Partners, Inc., 5.750%, due 12/23/2026	22,500	488,250
Huntington Bancshares, Inc., 6.875%, due 04/15/2028	17,550	437,346
Huntington Bancshares, Inc., 6.875%, due 04/15/2028	5,000	108,000
Summit Hotel Properties, Inc., 6.250%, due 03/14/2024	20,000	428,600
Jackson Financial Inc., 8.000%, due 03/30/2028	23,000	592,250
KeyCorp, 5.650%, due 03/15/2024	20,000	402,000
KeyCorp, 6.200%, due 12/15/2027	25,000	551,000
Lincoln National Corp., 9.000%, due 12/01/2027	18,000	503,100
MFA Financial, Inc., 8.875%, due 02/15/2029	10,000	251,700
Affiliated Managers Group, Inc., 5.875%, due 03/30/2059	8,000	178,640

Affiliated Managers Group, Inc., 4.750%, due 09/30/2060	5,000	94,300
Affiliated Managers Group, Inc., 6.750%, due 03/30/2029	21,000	535,080
Morgan Stanley. 5.850%, due 04/15/2027	6,785	168,539
Morgan Stanley, 6.500%, due 10/15/2027	10,000	261,000
M&T Bank Corp., 7.500%, due 06/15/2029	20,000	516,200
Annaly Capital Management, Inc., 6.750%, due 06/30/2024	25,000	640,500
Brookfield Oaktree Holdings, LLC, 6.550%, due 03/14/2024	11,000	234,850
OFS Credit Co., 6.125%, due 04/30/2026	20,920	505,270
Oxford Lane Capital Corp., 6.250%, due 02/28/2027	6,757	158,722
PennyMac Mortgage Investment Trust, 6.750%, due 08/24/2026	23,000	445,510
Priority Income Fund, Inc., 6.000%, 12/31/2026	4,307	101,774
Prospect Capital Corp., 5.350%, due 07/01/2026	1,972	32,932
Ready Capital Corp., 6.500%, due 06/30/2026	23,000	425,270
Rithm Capital Corp., 7.125%, due 08/15/2024	23,000	578,680
Rithm Capital Corp., 7.000%, due 11/15/2026	800	18,520
Raymond James Financial, Inc., 6.375%, due 07/01/2024	11,118	277,950
Redwood Trust, Inc., 10.000%, Cumulative Perp Call 04/15/28 @ 25.00	20,000	504,400
Reinsurance Group of America, Inc., 7.125%, due 10/15/2027	10,000	261,200
Stifel Financial Corp., 6.250%, due 03/15/2024	14,700	349,860
Stifel Financial Corp., 6.125%, due 06/15/2025	5,000	117,150
Stifel Financial Corp., 4.500%, due 08/15/2026	25,000	428,750
Steel Partners Holding LP., 6.000%, due 02/07/2026	20,000	478,200
Synchrony Financials, 8.250%, due 05/15/2029	20,000	510,200
TPG Operating Group II, L.P., 6.950, due 03/15/2064	10,000	259,600
		25,126,154

TOTAL TRADITIONAL PREFERRED (Cost $26,071,837)		25,126,154

REIT Senior Securities - 2.40%
Pebblebrook Hotel Trust, 6.300%, due 03/14/2024	25,000	499,250
UMH Properties, Inc., 6.375%, Series D	18,000	413,820
		913,070

TOTAL REIT SENIOR SECURITIES (Cost $989,511)		913,070

Common Stocks - 6.41%

Air Freight & Logistics - 0.54%

United Parcel Service, Inc.	1,500	205,275
		205,275

Capital Markets - 0.37%
AllianceBernstein Holding LP	4,200	141,918
		141,918

Equity Real Estate Investment Trusts - 0.38%
Arbor Realty Trust, Inc.	10,000	143,500
		143,500

Household Durables - 1.48%
Whirlpool Corp.	5,500	562,100
		562,100

Insurance - 0.63%
Globe Life, Inc., 4.250%, 06/15/2061	16,136	241,395
		241,395

Pharmaceuticals - 2.02%
Organon & Co.	10,000	207,000
Pfizer, Inc.	20,000	559,600
		766,600

Oil, Gas & Consumable Fuels - 0.99%
Enterprise Products Partners LP	13,000	376,740
		376,740

TOTAL COMMON STOCKS (Cost $2,266,343)		2,437,528

Money Market Funds - 4.50%
Federated Hermes Government Obligations Fund - Institutional Class 5.18% (a)	1,713,235	1,713,235
		1,713,235

TOTAL MONEY MARKET FUNDS (Cost $1,713,235)		1,713,235

TOTAL INVESTMENTS (Cost $38,327,972) - 99.13%		37,709,665

Other Assets In Excess of Liabilities - 0.87%		329,628

TOTAL NET ASSETS - 100.00%	$ 38,039,293

(a) Variable rate security; the coupon rate shown represents the 7-day yield as of June 30, 2024.

Ancora Trust
Ancora/Thelen Small-Mid Cap Fund
Schedule of Investments (Unaudited)
June 30, 2024

	Shares	Value
Common Stocks - 94.1%

Aerospace & Defense - 1.75%
Vectrus, Inc. (a)	62,776	3,010,737
		3,010,737

Automobile Components - 1.43%
Phinia, Inc.	62,460	2,458,426
		2,458,426

Banks - 0.57%
First Internet Bancorp	36,490	985,960
		985,960

Beverages - 1.49%
Primo Water Corp.	117,667	2,572,201
		2,572,201

Building Products - 4.77%
Gibraltar Industries, Inc.	4,830	331,097
Fortune Brands Innovations, Inc.	69,993	4,545,345
Masterbrand, Inc.	227,358	3,337,615
		8,214,057

Capital Markets - 2.4%
Houlihan Lokey, Inc. Class A	13,976	1,884,803
Perella Weinberg Partners	80,175	1,302,844
Raymond James Financial, Inc.	7,593	938,571
		4,126,218

Chemicals - 0.77%

Ashland, Inc.	14,070	1,329,474
		1,329,474

Commercial Services & Supplies - 2.07%
RB Global, Inc.	35,150	2,684,054
Viad Corp. (a)	25,643	871,862
		3,555,916

Communication Equipment - 2.65%
IAC/InterActive Corp. (a)	97,251	4,556,209
		4,556,209

Construction & Engineering - 4.14%
APi Group Corp. (a) (c)	121,197	4,560,643
Arcosa, Inc.	25,179	2,100,180
Orion Group Holdings, Inc. (a)	49,449	470,260
		7,131,083

Construction Materials - 0.22%
KRC Materials, Inc. (a)	5,436	381,281
		381,281

Diversified Consumer Services - 1.24%
Frontdoor, Inc.	63,230	2,136,542
		2,136,542

Diversified Financial Services - 2.57%
Cannae Holdings, Inc. (a)	101,316	1,837,872
Jackson Financial, Inc.	34,809	2,584,916
		4,422,789

Electric Utilities - 0.62%
Talen Energy Corp. (a)	9,660	1,072,453
		1,072,453

Electronic Equipment, Instruments & Components - 2.33%
Powerfleet, Inc.	106,700	487,619
Vontier Corp.	92,000	3,514,400
		4,002,019

Energy Equipment & Services - 2.48%
Helix Energy Solutions Group, Inc. (a)	187,389	2,237,425
Newpark Resources, Inc.	244,070	2,028,222
		4,265,646

Entertainment - 0.84%
Lions Gate Entertainment-B (a)	99,130	849,544
Madison Square Garden Entertainment Corp. (a)	17,430	596,629
		1,446,173

Equity Real Estate Investment Trusts - 6.10%
Alpine Income Property Trust, Inc.	110,849	1,724,810
CTO Realty Growth, Inc.	101,678	1,775,298
Howard Hughes Holdings, Inc. (a)	53,250	3,451,665
Postal Realty Trust, Inc.	60,028	800,173
PotlatchDeltic Corp.	69,574	2,740,520
		10,492,466

Financial Services - 0.90%
Paysafe Ltd. (a)	87,887	1,553,842
		1,553,842

Food Products - 5.42%
Kellanova	36,850	2,125,508
Lamb Weston Holdings, Inc.	12,320	1,035,866
Nomad Foods Ltd. (a)	195,850	3,227,608
TreeHouse Foods, Inc.	55,730	2,041,947
WK Kellogg Co.	54,750	901,185
		9,332,114

Gas Utilities - 0.51%
RGC Resources, Inc.	42,955	878,430
		878,430

Health Care Equipment & Supplies - 1.96%
Embecta Corp.	31,330	391,625
Enovis Corp. (a)	50,381	2,277,221
Solventum Corp.	13,430	710,178

		3,379,025

Health Care Providers & Services - 3.13%
Encompass Health Corp.	18,060	1,549,367
Henry Schein, Inc.	26,574	1,703,393
The Pennant Group, Inc. (a)	92,302	2,140,483
		5,393,244

Hotels, Restaurants, & Leisure - 6.16%
Aramark	122,240	4,158,605
Chuy's Holdings, Inc.	33,085	857,563
Denny's Corp.	46,960	333,416
Potbelly Corp.	108,711	872,949
Travel N Leisure Co.	27,432	1,233,891
Wyndham Hotels & Resorts, Inc.	42,601	3,152,474
		10,608,898

Household Durables - 0.57%
Cavco Industries, Inc. (a)	2,816	974,815
		974,815

Household Products - 0.63%
Spectrum Brands Holdings, Inc.	12,700	1,091,311
		1,091,311

IT Services - 3.45%
Conduent, Inc.	451,020	1,470,325
Kyndryl Holding, Inc. (a)	169,551	4,460,887
		5,931,212

Independent Power and Renewable - 0.68%
Vistra Energy Corp.	13,625	1,171,478
		1,171,478

Insurance - 1.29%
F&G Annuities & Life, Inc.	58,251	2,216,451
		2,216,451

Life Sciences Tools & Services - 0.73%

Charles River Laboratories International, Inc. (a)	4,060	838,715
Fortrea Holdings, Inc.	17,580	410,317
		1,249,032

Machinery - 9.78%
Atmus Filtration Technologies, Inc.	89,780	2,583,868
Crane Co.	27,747	4,022,760
Crane NXT Co.	114,034	7,003,968
ESAB Corp.	9,008	850,625
Mayville Engineering Co., Inc. (a)	80,216	1,336,399
The Gorman-Rupp Co.	27,950	1,026,045
		16,823,665

Media - 4.44%
Advantage Solutions, Inc. (a)	366,522	1,180,201
Atlanta Braves Holdings, Inc. (a)	50,835	2,004,932
Liberty SiriusXM Series C (a)	57,490	1,273,978
National CineMedia, Inc. (a)	536,579	2,355,582
Stagwell, Inc.	122,362	834,509
		7,649,202

Multi-Utilities - 3.82%
MDU Resources Group, Inc.	261,586	6,565,809
		6,565,809

Natural Gas Transmission & Distribution - 0.35%
Centuri Holdings, Inc.	30,480	593,750
		593,750

Oil, Gas & Consumable Fuels - 4.22%
Chesapeake Energy Corp.	16,039	1,318,245
DT Midstream, Inc.	57,717	4,099,639
Vitesse Energy, Inc.	77,686	1,841,158
		7,259,042

Professional Services - 1.42%
Alight, Inc. Class A (a)	165,343	1,220,231
Dun & Bradstreet Holdings, Inc.	132,860	1,230,284
		2,450,515

Semiconductors & Semiconductor Equipment - 0.26%
Intest Corp.	44,870	443,315
		443,315

Software - 1.76%
Red Violet, Inc.	50,270	1,276,858
NCR Voyix Corp. (a)	142,206	1,756,244
		3,033,102

Specialty REITs - 0.50%
Rayonier, Inc.	29,470	857,282
		857,282

Technology Harware, Storage & Peripheral - 0.42%
Diebold Nixdorf, Inc. (a)	18,587	715,228
		715,228

Textiles, Apparel & Luxury Goods - 0.35%
Wolverine World Wide, Inc.	44,310	599,071
		599,071

Thrifts & Mortgage Finance - 1.10%
Federal Agricultural Mortgage Corp.	10,485	1,895,898
		1,895,898

Trading Companies & Distributors - 0.53%
Distribution Solutions Group, Inc.	30,139	904,170
		904,170

Utilities - 1.63%
NorthWestern Energy Group, Inc.	56,030	2,805,982
		2,805,982

TOTAL COMMON STOCKS (Cost $133,891,844)		162,535,534

Money Market Funds - 6.12%
Federated Hermes Government Obligations Fund - Institutional Class 5.18% (b)	10,540,197	10,540,197
		10,540,197

TOTAL MONEY MARKET FUNDS (Cost $10,540,197)		10,540,197

TOTAL INVESTMENTS (Cost $144,432,042) - 100.57%		173,075,732

Liabilities In Excess of Other Assets - (0.57)%		(977,174)

TOTAL NET ASSETS - 100.00%		$ 172,098,558

(a) Non-income producing security
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of June 30, 2024.
(c) ADR - American Depository Receipt

Ancora Trust
Ancora MicroCap Fund
Schedule of Investments (Unaudited)
June 30, 2024

	Shares	Value
Common Stocks - 89.15%

Aerospace & Defense - 1.57%
AerSale Corp. (a)	42,199	292,017
		292,017

Banks - 4.26%
First Internet Bancorp	12,694	342,992
Hingham Institution for Savings	2,521	450,956
		793,948

Building Products - 0.76%
Masterbrand, Inc. (a)	9,666	141,897
		141,897

Capital Markets - 11.11%
180 Degree Capital Corp. (a)	43,812	166,043
Diamond Hill Investment Group, Inc. Class A	1,418	199,584
Donnelley Financial Solutions, Inc. (a)	1,128	67,251
Heritage Global, Inc. (a)	165,332	406,717
Newtek Business Services Corp.	40,289	506,433
Silvercrest Asset Management Group, Inc.	46,411	723,547
		2,069,575

Commercial Services & Supplies - 2.34%
Perma-Fix Environmental Services, Inc. (a)	43,057	436,167
		436,167

Communication Equipment - 2.89%
Aviat Networks, Inc. (a)	18,786	538,970
		538,970

Construction & Engineering - 2.65%
Concrete Pumping Holdings, Inc. (a)	45,136	271,267
Orion Group Holdings, Inc. (a)	23,443	222,943
		494,210

Consumer Discretionary - 0.69%
Sturm, Ruger & Co., Inc.	3,065	127,657
		127,657

Diversified Financial Services - 2.59%
TIPTREE, Inc. (a)	29,208	481,640
		481,640

Electronic Equipment, Instruments & Components - 5.41%
Allient, Inc.	14,399	363,863
Iteris, Inc. (a)	42,239	182,895
Richardson Electronics Ltd.	38,736	460,571
		1,007,329

Equity Real Estate Investment Trusts - 1.73%
Postal Realty Trust, Inc.	24,214	322,773
		322,773

Health Care Providers & Services - 2.13%
Joint Corp. (a)	28,168	396,042
		396,042

Household Durables - 1.48%
Flexsteel Industries, Inc.	8,891	276,154
		276,154

IT Services - 4.96%
Hackett Group, Inc.	8,742	189,876
International Money Express, Inc. (a)	35,265	734,923
		924,799

Insurance - 6.46%
American Coastal Insurance Corp. (a)	39,252	414,109

Crawford & Co.	91,280	788,659
		1,202,768

Leisure Products - 3.02%
Johnson Outdoors, Inc.	1,585	55,443
Smith & Wesson Brands, Inc.	35,308	506,317
		561,760

Machinery - 1.84%
Hurco Companies, Inc.	22,512	343,533
		343,533

Marine - 4.12%
Genco Shipping & Trading Ltd.	25,645	546,495
Star Bulk Carriers Corp.	9,048	220,590
		767,085

Metals & Mining -0.53%
Endeavour Silver Corp. (a)	27,796	97,842
		97,842

Oil, Gas & Consumable Fuels - 12.14%
Adams Resources & Energy, Inc.	12,853	359,884
Alto Ingredients, Inc. (a)	126,671	183,040
Pason Systems, Inc.	26,994	364,419
Teekay Tankers Ltd. (a)	3,981	273,933
Unit Corp.	11,769	429,569
Vaalco Energy, Inc. (a)	103,832	651,027
		2,261,870

Personal Products - 1.79%
Nature's Sunshine Products, Inc. (a)	22,111	333,213
		333,213

Professional Services - 3.67%
Acacia Research Corp. (a)	39,990	200,350
BG Staffing, Inc.	56,598	483,913
		684,263

Semiconductors & Semiconductor Equipment - 1.97%
Amtech Systems, Inc. (a)	46,779	274,125
AXT, Inc. (a)	27,683	93,569
		367,693

Software - 0.64%
Intellicheck, Inc. (a)	34,939	119,491
		119,491

Specialty Retail - 0.25%
America's Car-Mart, Inc. (a)	765	46,061
		46,061

Technology Harware, Storage & Peripheral Total - 2.29%
CoreCard Corp. (a)	11,929	174,044
Immersion Corp.	26,783	252,028
		426,072

Textiles, Apparel, & Luxury Goods - 6.57%
Culp, Inc. (a)	51,652	231,401
Lakeland Industries, Inc. (a)	24,628	564,966
Movado Group, Inc. (a)	17,212	427,890
		1,224,258

Thrifts & Mortgage Finance - 0.37%
Federal Agricultural Mortgage Corp.	383	69,254
		69,254

Trading Companies & Distributors - 1.27%
Karat Packaging Co.	7,986	236,226
		236,226

TOTAL COMMON STOCKS (Cost $15,370,691)		17,044,568

Warrant - 0.00%
Zagg/Cvr.Us	71,453	-
Household Durables - 0.00%

TOTAL WARRANT (Cost $0)		-

Money Market Funds - 8.63%
Federated Hermes Government Obligations Fund - Institutional Class 5.18% (a)	1,607,199	1,607,199
		1,607,199

TOTAL MONEY MARKET FUNDS (Cost $1,607,199)		1,607,199

TOTAL INVESTMENTS (Cost $16,977,890) - 100.12%		18,651,767

Liabilities In Excess of Other Assets - (0.12)%		(22,960)

TOTAL NET ASSETS - 100.00%		$ 18,628,807

(a) Non-income producing security
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of June 30, 2024.

Ancora Trust
Ancora Dividend Value Equity Fund
Schedule of Investments (Unaudited)
June 30, 2024

	Shares	Value
Common Stocks - 97.82%

Banks - 8.82%
Bank of America Corp.	34,050	1,354,169
JP Morgan Chase & Co.	11,071	2,239,220
		3,593,389

Capital Markets - 6.39%
Ares Management Corp.	4,135	551,113
Houlihan Lokey, Inc. Class A	10,556	1,423,582
Stifel Financial Corp.	7,477	629,190
		2,603,885

Chemicals - 2.68%
Linde Plc.	2,486	1,090,882
		1,090,882

Construction Materials - 1.77%
CRH Public Ltd. Co.	9,636	722,507
		722,507

Consumer Defensive - 1.48%
Kenvue, Inc.	33,146	602,594
		602,594

Electrical Equipment - 5.33%
Eaton Corporation Plc.	6,925	2,171,334
		2,171,334

Equity Real Estate Investment Trusts - 2.40%
Weyerhaeuser Co.	34,402	976,673

		976,673

Food Products - 2.48%
Kellanova	17,548	1,012,169
		1,012,169

Health Care Providers & Services - 4.95%
UnitedHealth Group, Inc.	3,963	2,018,197
		2,018,197

Hotels, Restaurants & Leisure - 5.92%
Marriott International, Inc.	3,525	852,239
McDonalds Corp.	4,600	1,172,264
Wyndham Hotels & Resorts, Inc.	5,240	387,760
		2,412,263

Household Products - 2.15%
Procter & Gamble Co.	5,300	874,076
		874,076

IT Services - 2.15%
Accenture Plc.	2,880	873,821
		873,821

Industrial Conglomerates - 3.67%
Honeywell International, Inc.	7,000	1,494,780
		1,494,780

Industrials - 3.75%
General Dynamics Corp.	5,267	1,528,167
		1,528,167

Oil, Gas & Consumable Fuels - 8.41%
Chevron Corp.	10,500	1,642,410
EOG Resources, Inc.	14,174	1,784,081
		3,426,491

Pharmaceuticals - 8.32%
AbbVie, Inc.	13,367	2,292,708

Johnson & Johnson	7,495	1,095,469
		3,388,177

Real Estate Investment Trusts - 1.78%
American Tower Corp.	3,730	725,037
		725,037

Semiconductors & Semiconductor Equipment - 8.81%
Broadcom, Inc.	1,878	3,015,185
Qualcomm, Inc.	2,887	575,033
		3,590,218

Software - 6.24%
Microsoft Corp.	5,690	2,543,146
		2,543,146

Specialty Retail - 4.12%
The Home Depot, Inc.	4,875	1,678,170
		1,678,170

Technology Harware, Storage & Peripheral - 5.21%
Apple, Inc.	10,075	2,121,997
		2,121,997

Textiles, Apparel & Luxury Goods - 0.98%
NIKE, Inc.	5,300	399,461
		399,461

TOTAL COMMON STOCKS (Cost $26,861,884)		39,847,433

Money Market Funds - 2.25%
Federated Hermes Government Obligations Fund - Institutional Class 5.18% (a)	916,014	916,014
		916,014

TOTAL MONEY MARKET FUNDS (Cost $916,014)		916,014

TOTAL INVESTMENTS (Cost $27,777,899) - 100.07%		40,763,448

Liabilities In Excess of Other Assets - (0.07)%	(28,735)

TOTAL NET ASSETS - 100.00%	$ 40,734,713

(a) Variable rate security; the coupon rate shown represents the 7-day yield as of June 30, 2024.

Ancora Trust
Statements of Assets and Liabilities
June 30, 2024 (Unaudited)
				Ancora
	Ancora	Ancora/Thelen	Ancora	Dividend
	Income	Small-Mid Cap	MicroCap	Value Equity
	Fund	Fund	Fund	Fund
Assets
Investments in securities:
At Cost	$ 38,327,972	$ 144,432,042	$ 16,977,890	$ 27,777,899
At Fair Value	$ 37,709,665	$ 173,075,732	$ 18,651,767	$ 40,763,448

Cash	-	-	1,000	-
Dividends and interest receivable	229,685	116,793	9,038	10,394
Receivable for investments sold	137,926	457,052	-	-
Shareholder subscription receivable	-	124,217	391	194
Prepaid expenses	8,032	16,451	5,172	5,177
Total assets	38,085,308	173,790,245	18,667,368	40,779,213

Liabilities
Payable for investments purchased	-	1,521,367	-	-
Shareholder redemptions payable	7,502	-	-	-
Payable to advisor	15,628	132,401	16,762	22,105
Administration fees payable	3,125	14,150	1,527	3,319
Shareholder servicing fees payable	313	957	153	332
Trustee fees payable	5,082	4,962	4,859	5,011
Accrued expenses	14,365	17,850	15,260	13,733
Total liabilities	46,015	1,691,687	38,561	44,500

Net Assets:	$ 38,039,293	$ 172,098,558	$ 18,628,807	$ 40,734,713
(unlimited number of shares authorized, no par value)

Net Assets consist of:
Paid in capital	42,565,534	133,827,107	16,451,331	26,559,882
Distributable Earnings (Accumulated Losses)	(4,526,241)	38,271,451	2,177,476	14,174,831

Net Assets	$ 38,039,293	$ 172,098,558	$ 18,628,807	$ 40,734,713

Class I:

Net assets applicable to Class I shares	$ 38,039,293	$ 116,677,065	$ 18,628,807	$ 40,734,713

Shares outstanding (unlimited number of shares	5,356,029	6,484,892	1,117,213	2,605,852
authorized, no par value)

Net asset value, offering price, and	$ 7.10	$ 17.99	$ 16.67	$ 15.63
redemption price per share

Minimum Redemption Price Per Share (a) (NAV * 98%)	$ 6.96	$ 17.63	$ 16.34	$ 15.32

Class S:

Net assets applicable to Class S shares	$ -	$ 55,421,493	$ -	$ -

Shares outstanding (unlimited number of shares	-	2,983,470	-	-
authorized, no par value)

Net asset value, offering price, and	$ -	$ 18.58	$ -	$ -
redemption price per share

Minimum Redemption Price Per Share (a) (NAV * 98%)	$ -	$ 18.21	$ -	$ -

(a) The Funds will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

Ancora Trust
Statements of Operations
For the six months ended June 30, 2024 (Unaudited)

				Ancora
	Ancora	Ancora/Thelen	Ancora	Dividend
	Income	Small-Mid Cap	MicroCap	Value Equity
	Fund	Fund	Fund	Fund
Investment Income
Dividend income (a)	$ 965,468	$ 1,310,643	$ 100,975	$ 463,992
Interest income	268,175	-	-	-
Total Income	1,233,643	1,310,643	100,975	463,992

Expenses
Investment advisor fee	91,042	836,409	89,672	149,198
Shareholder servicing account expenses
Class I	1,821	5,625	897	1,989
Fund accounting expenses	16,735	33,351	11,794	16,548
Transfer agent expenses	4,650	4,650	4,650	4,650
Legal expenses	2,816	2,540	3,984	2,730
Administration expenses	18,208	83,641	8,967	19,893
Insurance expenses	744	744	744	744
Custodian expenses	3,034	9,425	3,230	2,730
Auditing expenses	9,587	5,238	5,004	5,234
Printing expenses	510	860	410	410
Trustees expenses	10,072	10,112	10,110	10,112
Miscellaneous expenses	3,823	2,095	3,083	2,483
Registration expenses	5,783	14,326	3,529	3,844
Total Expenses	168,825	1,009,016	146,074	220,565
Waived Fees	-	(54,682)	(2,599)	(21,635)
Net Expenses	168,825	954,334	143,475	198,930

Net Investment Income (Loss)	1,064,818	356,309	(42,500)	265,062

Net Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(205,226)	10,626,984	564,556	1,367,072
Net change in unrealized appreciation (depreciation) on investment securities	1,037,717	(2,663,781)	(381,911)	486,985
Net realized and unrealized gain on investment securities	832,491	7,963,203	182,645	1,854,057
Net increase in net assets resulting from operations	$ 1,897,309	$ 8,319,512	$ 140,145	$ 2,119,119

(a) Net of foreign taxes withheld $0, $6,063, $994, and $0, respectively

Ancora Trust
Statements of Changes In Net Assets

	Ancora Income Fund

	(Unaudited)
	Six Months Ended	Year Ended
	June 30, 2024	December 31, 2023
Increase in Net Assets from Operations
Net investment income	$ 1,064,818	$ 2,206,076
Net realized loss on investment securities	(205,226)	(2,495,012)
Net capital gain distributions from underlying investment companies	-	1,310
Net change in unrealized appreciation on investment securities	1,037,717	3,511,007
Net increase in net assets resulting from operations	1,897,309	3,223,381

Distributions
From distribution to shareholders - Class I	(930,778)	(1,834,634)
From return of capital - Class I	-	-
Total distributions	(930,778)	(1,834,634)

Capital Share Transactions - Class I
Proceeds from sale of shares	5,579,770	6,785,834
Shares issued in reinvestment of dividends	902,638	1,762,122
Redemption fees	-	1,949
Shares redeemed	(5,213,630)	(6,181,910)
Net increase in net assets resulting	1,268,778	2,367,995
from capital share transactions

Total increase in net assets	2,235,309	3,756,742

Net Assets
Beginning of period/year	$ 35,803,984	$ 32,047,242
End of period/year	$ 38,039,293	$ 35,803,984

Capital Share Transactions - I Shares
Shares sold	790,450	993,337
Shares issued in reinvestment of distributions	127,798	262,884
Shares repurchased	(736,453)	(909,084)
Net increase from capital share transactions	181,795	347,137

Ancora Trust
Statements of Changes In Net Assets

	Ancora/Thelen Small-Mid Cap Fund

	(Unaudited)
	Six Months Ended	Year Ended
	June 30, 2024	December 31, 2023
Increase in Net Assets from Operations
Net investment income	$ 356,309	$ 749,917
Net realized gain on investment securities	10,626,984	3,991,731
Net capital gain distributions from underlying investment companies	-	87,654
Net change in unrealized appreciation (depreciation) on investment securities	(2,663,781)	23,549,248
Net increase in net assets resulting from operations	8,319,512	28,378,550

Distributions
From distribution to shareholders - Class I	-	(1,981,481)
From distribution to shareholders - Class S	-	(1,040,315)
Total distributions	-	(3,021,796)

Capital Share Transactions - Class I
Proceeds from sale of shares	8,524,506	6,635,298
Shares issued in reinvestment of dividends	-	1,874,794
Redemption fees	1,498	-
Shares redeemed	(4,608,107)	(10,806,637)
	3,917,897	(2,296,545)
Capital Share Transactions - Class S
Proceeds from sale of shares	1,942,702	3,867,233
Shares issued in reinvestment of dividends	-	1,030,214
Shares redeemed	(1,205,534)	(4,036,307)
	737,168	861,140
Net increase (decrease) in net assets resulting
from capital share transactions	4,655,065	(1,435,405)

Total increase in net assets	12,974,577	23,921,349

Net Assets
Beginning of period/year	$ 159,123,981	$ 135,202,632
End of period/year	$ 172,098,558	$ 159,123,981

Capital Share Transactions - I Shares
Shares sold	476,067	428,035
Shares issued in reinvestment of distributions	-	108,558
Shares repurchased	(261,560)	(698,312)
Net increase (decrease) from capital share transactions	214,507	(161,719)

Capital Share Transactions - S Shares
Shares sold	107,472	243,751
Shares issued in reinvestment of distributions	-	57,844
Shares repurchased	(64,800)	(250,738)
Net increase from capital share transactions	42,672	50,857

Ancora Trust
Statements of Changes In Net Assets

	Ancora MicroCap Fund

	(Unaudited)
	Six Months Ended	Year Ended
	June 30, 2024	December 31, 2023
Increase (decrease) in Net Assets from Operations
Net investment income (loss)	$ (42,500)	$ 179,623
Net realized gain on investment securities	564,556	723,578
Net change in unrealized appreciation (depreciation) on investment securities	(381,911)	2,527,139
Net increase in net assets resulting from operations	140,145	3,430,340

Distributions
From distribution to shareholders - Class I	-	(723,814)
From return of capital - Class I	-	(44,269)
Total distributions	-	(768,083)

Capital Share Transactions - Class I
Proceeds from sale of shares	1,514,695	1,827,319
Shares issued in reinvestment of dividends	-	762,751
Redemption fees	354	194
Shares redeemed	(613,360)	(1,183,810)
Net increase in net assets resulting	901,689	1,406,454
from capital share transactions

Total increase in net assets	1,041,834	4,068,711

Net Assets
Beginning of period/year	$ 17,586,973	$ 13,518,262
End of period/year	$ 18,628,807	$ 17,586,973

Capital Share Transactions - I Shares
Shares sold	90,810	116,006
Shares issued in reinvestment of distributions	-	45,348
Shares repurchased	(37,341)	(74,817)
Net increase from capital share transactions	53,469	86,537

Ancora Trust
Statements of Changes In Net Assets

	Ancora Dividend Value Equity Fund

	(Unaudited)
	Six Months Ended	Year Ended
	June 30, 2024	December 31, 2023
Increase in Net Assets from Operations
Net investment income	$ 265,062	$ 560,458
Net realized gain on unaffiliated investment securities	1,367,072	145,543
Net capital gain distributions from underlying investment companies	-	44,094
Net change in unrealized appreciation on investment securities	486,985	4,173,307
Net increase in net assets resulting from operations	2,119,119	4,923,402

Distributions
From distribution to shareholders - Class I	(156,361)	(514,659)
Total distributions	(156,361)	(514,659)

Capital Share Transactions - Class I
Proceeds from sale of shares	1,255,435	1,223,235
Shares issued in reinvestment of dividends	152,100	505,795
Redemption fees	-	473
Shares redeemed	(1,772,900)	(3,935,902)
Net decrease in net assets resulting	(365,365)	(2,206,399)
from capital share transactions

Total increase in net assets	1,597,393	2,202,344

Net Assets
Beginning of period/year	$ 39,137,320	$ 36,934,976
End of period/year	$ 40,734,713	$ 39,137,320

Capital Share Transactions - I Shares
Shares sold	82,541	91,055
Shares issued in reinvestment of distributions	9,734	35,833
Shares repurchased	(115,989)	(287,957)
Net decrease from capital share transactions	(23,714)	(161,069)

Ancora Trust - Class I
Financial Highlights
(For a Fund share outstanding throughout each period/year)

Ancora Income Fund
	(Unaudited)
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
CLASS I SHARES	6/30/2024		12/31/2023	12/31/2022	12/31/2021	12/31/2020		12/31/2019
Selected Per Share Data
Net asset value, beginning of period/year	$ 6.92		$ 6.64	$ 8.08	$ 7.74	$ 7.92		$ 7.42

Income from investment operations
Net investment income (a)	0.24		0.43	0.38	0.35	0.25		0.30
Net realized and unrealized gain (loss)	0.12		0.21	(1.46)	0.35	0.01	(f)	0.68
Total from investment operations	0.36		0.64	(1.08)	0.70	0.26		0.98

Less Distributions to shareholders:
From net investment income	(0.18)		(0.36)	(0.36)	(0.35)	(0.23)		(0.35)
From net realized gain	-		-	-	-	-		-
From return of capital	-		-	-	(0.01)	(0.21)		(0.13)
Total distributions	(0.18)		(0.36)	(0.36)	(0.36)	(0.44)		(0.48)

Paid in capital from redemption fees	-		- (e)	- (e)	- (e)	-	(e)	- (e)

Net asset value, end of period/year	$ 7.10		$ 6.92	$ 6.64	$ 8.08	$ 7.74		$ 7.92

Total Return (b)	5.24%	(h)	9.95%	(13.59)%	9.22%	3.72%		13.46%

Ratios and Supplemental Data
Net assets, end of period/year (000)	$ 38,039		$35,804	$ 32,047	$36,588	$20,071		$36,116
Ratio of expenses to average net assets (c)	0.93%	(g)	0.95%	0.93%	1.03%	1.29%		1.28%
Ratio of expenses to average net assets
before waiver & reimbursement (c)	0.93%	(g)	0.95%	0.93%	1.03%	1.54%		1.53%
Ratio of net investment income to
average net assets (c) (d)	6.77%	(g)	6.43%	5.31%	4.43%	3.39%		3.82%
Ratio of net investment income to
average net assets before waiver & reimbursement (c) (d)	6.77%	(g)	6.43%	5.31%	4.43%	3.13%		3.57%
Portfolio turnover rate	16.65%	(h)	51.19%	41.39%	40.56%	84.20%		103.17%

(a) Net investment income per share is based on average shares outstanding.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e) Amount is less than $0.005.
(f) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(g) Annualized
(h) Not Annualized
See accompanying notes which are an integral part of the financial statements.

Ancora Trust - Class I
Financial Highlights
(For a Fund share outstanding throughout each period/year)

Ancora/Thelen Small-Mid Cap Fund
	(Unaudited)
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
CLASS I SHARES	6/30/2024		12/31/2023	12/31/2022	12/31/2021	12/31/2020	12/31/2019
Selected Per Share Data
Net asset value, beginning of period/year	$ 17.10		$ 14.37	$ 17.77	$ 17.59	$ 15.73	$ 12.60

Income from investment operations
Net investment income (a)	0.03		0.07	0.08	0.04	0.06	0.00	(e)
Net realized and unrealized gain (loss)	0.86		2.98	(3.16)	4.24	1.85	3.14
Total from investment operations	0.89		3.05	(3.08)	4.28	1.91	3.14

Less Distributions to shareholders:
From net investment income	-		(0.16)	-	(0.08)	(0.05)	(0.01)
From net realized gain	-		(0.16)	(0.32)	(4.02)	-	-
Total distributions	-		(0.32)	(0.32)	(4.10)	(0.05)	(0.01)

Paid in capital from redemption fees	-	(e)	-	- (e)	- (e)	- (e)	-	(e)

Net asset value, end of period/year	$ 17.99		$ 17.10	$ 14.37	$ 17.77	$ 17.59	$ 15.73

Total Return (b)	5.20%	(g)	21.22%	(17.32)%	24.43%	12.13%	24.90%

Ratios and Supplemental Data
Net assets, end of period/year (000)	$ 116,677		$107,246	$ 92,409	$114,458	$94,483	$95,539
Ratio of expenses to average net assets (c)	1.21%	(f)	1.23%	1.25%	1.22%	1.26%	1.27%
Ratio of expenses to average net assets
before waiver & reimbursement (c)	1.21%	(f)	1.23%	1.25%	1.22%	1.26%	1.27%
Ratio of net investment income to
average net assets (c) (d)	0.36%	(f)	0.45%	0.51%	0.17%	0.44%	0.03%
Ratio of net investment income to
average net assets before waiver & reimbursement (c) (d)	0.36%	(f)	0.45%	0.51%	0.17%	0.44%	0.03%
Portfolio turnover rate	37.58%	(g)	85.30%	86.41%	85.44%	77.21%	92.93%

(a) Net investment income per share is based on average shares outstanding.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e) Amount is less than $0.005.
(f) Annualized
(g) Not Annualized
See accompanying notes which are an integral part of the financial statements.

Ancora Trust - Class I
Financial Highlights
(For a Fund share outstanding throughout each period/year)

Ancora MicroCap Fund
	(Unaudited)
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
CLASS I SHARES	6/30/2024		12/31/2023	12/31/2022	12/31/2021	12/31/2020	12/31/2019
Selected Per Share Data
Net asset value, beginning of period/year	$ 16.53		$ 13.83	$ 15.02	$ 10.93	$ 10.45	$ 9.55

Income from investment operations
Net investment income (loss) (a)	(0.04)		0.18	0.09	(0.05)	(0.05)	(0.09)
Net realized and unrealized gain (loss)	0.18		3.28	(1.28)	4.14	0.53	1.15
Total from investment operations	0.14		3.46	(1.19)	4.09	0.48	1.06

Less Distributions to shareholders:
From net investment income	-		(0.55)	-	-	-	-
From net realized gain	-		(0.17)	-	-	-	(0.16)
From return of capital	-		(0.04)	-	-	-	-
Total distributions	-		(0.76)	-	-	-	(0.16)

Paid in capital from redemption fees	-	(c)	- (c)	-	- (c)	-	- (c)

Net asset value, end of period/year	$ 16.67		$ 16.53	$ 13.83	$ 15.02	$ 10.93	$ 10.45

Total Return (b)	0.85%	(e)	24.90%	(7.92)%	37.42%	4.59%	11.09%

Ratios and Supplemental Data
Net assets, end of period/year (000)	$ 18,629		$17,587	$13,518	$14,748	$10,646	$18,560
Ratio of expenses to average net assets	1.60%	(d)	1.60%	1.60%	1.60%	1.60%	1.60%
Ratio of expenses to average net assets
before waiver & reimbursement	1.63%	(d)	1.77%	1.85%	1.85%	1.97%	1.72%
Ratio of net investment income (loss) to
average net assets	(0.47)%	(d)	1.17%	0.62%	(0.36)%	(0.54)%	(0.82)%
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement	(0.50)%	(d)	1.00%	0.37%	(0.61)%	(0.91)%	(0.94)%
Portfolio turnover rate	15.67%	(e)	42.13%	45.19%	41.73%	19.95%	25.56%

(a) Net investment income (loss) per share is based on average shares outstanding.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c) Amount is less than $0.005.

(d) Annualized
(e) Not Annualized
See accompanying notes which are an integral part of the financial statements.

Ancora Trust - Class I
Financial Highlights
(For a Fund share outstanding throughout each year/period)

Ancora Dividend Value Equity Fund
	(Unaudited)
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
CLASS I SHARES	6/30/2024		12/31/2023	12/31/2022	12/31/2021	12/31/2020	12/31/2019 (g)
Selected Per Share Data
Net asset value, beginning of year/period	$ 14.88		$ 13.24	$ 15.16	$ 12.04	$ 11.21	$ 10.00

Income from investment operations
Net investment income (a)	0.10		0.21	0.19	0.14	0.15	0.11
Net realized and unrealized gain (loss)	0.71		1.62	(1.92)	3.14	0.83	1.19
Total from investment operations	0.81		1.83	(1.73)	3.28	0.98	1.30

Less Distributions to shareholders:
From net investment income	(0.06)		(0.19)	(0.17)	(0.14)	(0.14)	(0.09)
From net realized gain	-		-	(0.02)	(0.02)	(0.01)	-
Total distributions	(0.06)		(0.19)	(0.19)	(0.16)	(0.15)	(0.09)

Paid in capital from redemption fees	-		- (h)	- (h)	- (h)	- (h)	-	(h)

Net asset value, end of year/period	$ 15.63		$ 14.88	$ 13.24	$ 15.16	$ 12.04	$ 11.21

Total Return (b)	5.44%	(f)	13.93%	(11.41)%	27.36%	8.95%	12.98%	(f)

Ratios and Supplemental Data
Net assets, end of year/period (000)	$ 40,735		$39,137	$ 36,935	$37,670	$28,838	$ 20,841
Ratio of expenses to average net assets (c)	1.00%	(e)	1.00%	1.00%	1.00%	1.00%	1.00%	(e)
Ratio of expenses to average net assets
before waiver & reimbursement (c)	1.11%	(e)	1.16%	1.17%	1.21%	1.33%	1.40%	(e)
Ratio of net investment income to
average net assets (c) (d)	1.33%	(e)	1.51%	1.36%	1.04%	1.47%	1.56%	(e)
Ratio of net investment income to
average net assets before waiver & reimbursement (c) (d)	1.22%	(e)	1.35%	1.20%	0.83%	1.14%	1.16%	(e)
Portfolio turnover rate	10.93%	(f)	16.02%	13.28%	11.90%	9.50%	12.54%	(f)

(a) Net investment income per share is based on average shares outstanding.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e) Annualized
(f) Not Annualized
(g) For period May 7, 2019 (commencement of operations) through December 31, 2019.
(h) Amount is less than $0.005.
See accompanying notes which are an integral part of the financial statements.

Ancora Trust - Class S
Financial Highlights
(For a Fund share outstanding throughout each period/year)

Ancora/Thelen Small-Mid Cap Fund
	(Unaudited)
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
CLASS S SHARES	6/30/2024		12/31/2023	12/31/2022	12/31/2021	12/31/2020	12/31/2019
Selected Per Share Data
Net asset value, beginning of period/year	$ 17.64		$ 14.81	$ 18.26	$ 17.97	$ 16.06	$ 12.86

Income from investment operations
Net investment income (a)	0.05		0.11	0.11	0.09	0.11	0.04
Net realized and unrealized gain (loss)	0.89		3.08	(3.24)	4.34	1.89	3.21
Total from investment operations	0.94		3.19	(3.13)	4.43	2.00	3.25

Less Distributions to shareholders:
From net investment income	-		(0.20)	-	(0.12)	(0.09)	(0.05)
From net realized gain	-		(0.16)	(0.32)	(4.02)	-	-
Total distributions	-		(0.36)	(0.32)	(4.14)	(0.09)	(0.05)

Net asset value, end of period/year	$ 18.58		$ 17.64	$ 14.81	$ 18.26	$ 17.97	$ 16.06

Total Return (b)	5.33%	(f)	21.53%	(17.13)%	24.75%	12.46%	25.24%

Ratios and Supplemental Data
Net assets, end of period/year (000)	$ 55,421		$51,878	$ 42,794	$63,491	$50,281	$43,603
Ratio of expenses to average net assets (c)	1.00%	(e)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets
before waiver & reimbursement (c)	1.20%	(e)	1.22%	1.24%	1.21%	1.25%	1.25%
Ratio of net investment income to
average net assets (c) (d)	0.57%	(e)	0.68%	0.72%	0.40%	0.75%	0.29%
Ratio of net investment income to
average net assets before waiver & reimbursement (c) (d)	0.37%	(e)	0.46%	0.49%	0.19%	0.49%	0.04%
Portfolio turnover rate	37.58%	(f)	85.30%	86.41%	85.44%	77.21%	92.93%

(a) Net investment income per share is based on average shares outstanding.

(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c) These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e) Annualized
(f) Not Annualized
See accompanying notes which are an integral part of the financial statements.

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements

June 30, 2024 (Unaudited)

NOTE 1. ORGANIZATION

Ancora Income Fund (the “Income Fund”), Ancora/Thelen Small-Mid Cap Fund (the “Small-Mid Cap Fund”), Ancora MicroCap Fund (the “MicroCap Fund”), and Ancora Dividend Value Equity Fund (the “Dividend Value Equity Fund”), (each, a “Fund” and collectively, the “Funds”) are each a separate series of Ancora Trust (the “Trust”), an Ohio business trust under a Declaration of Trust dated August 20, 2003. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest representing interests in separate funds of securities, and it permits the Trust to offer separate classes of each such series. The Income Fund’s investment objective is to obtain a high level of income, with a secondary objective of capital appreciation. The Small-Mid Cap Fund’s investment objective is to obtain capital appreciation in the value of its shares. The MicroCap Fund’s investment objective is to obtain capital appreciation in the value of its shares. The Dividend Value Equity Fund’s investment objective is to provide growth of income and long-term capital appreciation. Each Fund is an “open-end” management investment company as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund is a “diversified” company as defined in the 1940 Act. The Board of Trustees (the “Board”) of the Trust has authorized that shares of the Funds may be offered in two classes: Class I and Class S. Class S shares are currently offered in the Small-Mid Cap Fund only. Class I and Class S shares are identical, except as to minimum investment requirements and the services offered to and expenses borne by each class. Class S and Class I shares are offered continuously at net asset value (“NAV”). Class I shares are subject to shareholder service fees. Class I and Class S shares are subject to a contractual limit on total operating expenses. Income and realized/unrealized gains or losses are allocated to each class based on relative net assets. The investment advisor of the Funds is Ancora Advisors LLC (the “Advisor”).

The Funds will deduct a 2% redemption fee from redemption proceeds if shares are purchased and then redeemed within 90 days. For the six months ended June 30, 2024, the Income Fund – Class I did not collect any redemption fees. For the six months ended June 30, 2024, the Small-Mid Cap Fund – Class I collected $1,498 in redemption fees and Class S did not collect any redemption fees. For the six months ended June 30, 2024, the MicroCap Fund – Class I collected $354 in redemption fees. For the six months ended June 30, 2024, the Dividend Value Equity Fund – Class I did not collect any redemption fees.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”).

Security Valuation - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Use Of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates.

Federal Income Taxes - The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed. Funds identify their major tax jurisdiction as U.S. Federal; however the Funds’ are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

As of and during the six months ended June 30, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalty, if any, related to recognized tax benefits or income tax expense on the Statements of Operations. During the six months ended June 30, 2024, the Funds did not incur any interest or penalties.

Distributions To Shareholders – The Income Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on a monthly basis. The MicroCap Fund, Small-Mid Cap Fund, and Dividend Value Equity Fund intend to distribute substantially all of their net investment income, if any, as dividends to their shareholders on at least an annual basis. Distributions to shareholders are recorded on the ex-dividend date. All of the Funds intend to distribute their net realized long term capital gains and net realized short term capital gains, if any, at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused by differences in the timing and recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, the results of operations, or net asset value per share of a fund. The permanent reclassifications were mainly due to prior year tax return true-ups and investments in partnerships.

Security Transactions and Related Income - The Funds follow industry practice and record security transactions based on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the appropriate country’s rules and tax rates.

The Funds may hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Expenses – Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or other appropriate basis as determined by the Board.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

NOTE 3. SECURITIES VALUATIONS

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements - A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Money market funds are generally priced at the ending NAV provided by the service agent of the fund. The money market funds will be categorized as Level 1 within the fair value hierarchy.

Equity securities (common stocks including real estate investment trust senior securities, traditional preferred securities, investment companies, and corporate bond trust certificates) - are valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at a fair price as determined by the Advisor in good faith, in accordance with guidelines adopted by and subject to review of the Board. Manually priced securities held by the Funds (if any) are reviewed by the Board on a quarterly basis. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 within the fair value hierarchy.

Fixed income securities - Fixed income securities are valued by a pricing service when the Advisor believes such prices are accurate and reflect the fair value of such securities. If the Advisor decides that a price provided by the pricing services does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as Level 2 within the fair value hierarchy.

The following table summarizes the inputs used to value each Fund’s assets measured at fair value as of June 30, 2024:

Income Fund Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Bonds & Corporate Bond Trust Certs.	$ 577,300	$ 6,942,378	$ -	$ 7,519,678
Traditional Preferred Securities	25,126,154	-	-	25,126,154
REIT Senior Securities	913,070	-	-	913,070
Common Stocks	2,437,528	-	-	2,437,528
Money Market Funds	1,713,235	-	-	1,713,235
Total	$ 30,767,287	$ 6,942,378	$ -	$ 37,709,665

Small-Mid Cap Fund Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 162,535,534	$ -	$ -	$ 162,535,534
Money Market Funds	10,540,197	-	-	10,540,197
Total	$ 173,075,732	$ -	$ -	$ 173,075,732

MicroCap Fund Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 17,044,568	$ -	$ -	$ 17,044,568
Warrant **	-	-	-	-
Money Market Funds	1,607,199	-	-	1,607,199
Total	$ 18,651,767	$ -	$ -	$ 18,651,767

Dividend Value Equity Fund Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 39,847,433	$ -	$ -	$ 39,847,433
Money Market Funds	916,014	-	-	916,014
Total	$ 40,763,448	$ -	$ -	$ 40,763,448

* The Funds did not hold any material Level 3 assets during the six months ended June 30, 2024. For more detail on the investments in securities please refer to the Schedules of Investments. The Funds did not hold any derivative investments at any time during the six months ended June 30, 2024.

** Fair valued Level 3 security at $0.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Ancora is part of the Focus Financial Partners, LLC (“Focus”) partnership, a leading partnership of independent wealth management and financial services firms located throughout the United States and abroad. The Ancora Group LLC is the parent company of the Advisor. The Ancora Group LLC is a wholly owned subsidiary of Ancora Holdings Group, LLC. Ancora Holdings Group, LLC which is a wholly owned subsidiary of Focus Operating, LLC, which is a wholly owned subsidiary of Focus LLC. Focus Financial Partners, LLC (“Focus Inc.”) is the sole managing member of Focus LLC. Focus Inc. is majority-owned, indirectly, and collectively, by funds affiliated with Clayton, Dubilier & Rice, LLC (“CD&R”). Funds affiliated with Stone Point Capital LLC (“Stone Point”) are indirect owners of Focus Inc.

Ancora Advisors, LLC is managed by certain individuals (“Principals”), pursuant to a management agreement between Terza Partners, LLC and Ancora Advisors, LLC. The Ancora Advisors, LLC Principals serve as officers and leaders of Ancora Advisors, LLC and, in that capacity, are responsible for the management, supervision and oversight of Ancora Advisors, LLC. The Trust retains Ancora Advisors, LLC to manage the Funds’ investments. Under the terms of the Investment Advisory Agreement, (the “Agreement”), the Advisor manages the Funds’ investments in accordance with the stated policies of the Funds, subject to approval of the Board. The Advisor makes investment decisions for each Fund and places the purchase and sale orders for portfolio transactions.

As compensation for management services, Small-Mid Cap Fund and MicroCap Fund are obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of each Fund. As compensation for management services, the Income Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.50% of the average daily net assets.

As compensation for management services, the Dividend Value Equity Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.75% of the average daily net assets of the Fund. For the six months ended June 30, 2024, the Advisor earned fees of $91,042 from the Income Fund, $836,409 from the Small-Mid Cap Fund, $89,672 from the MicroCap Fund, and $149,198 from the Dividend Value Equity Fund. At June 30, 2024, payables to the Advisor were $15,628, $132,401, $16,762, and $22,105 for the Income Fund, Small-Mid Cap Fund, MicroCap Fund, and Dividend Value Equity Fund, respectively.

The Advisor has contractually agreed to waive management fees in order to limit total annual operating expenses (excluding dividend expenses relating to short sales, interest, taxes, brokerage commissions and the cost of acquired fund fees and expenses) for the Income Fund to 1.285% for Class I shares until October 1, 2024, but can be terminated by a vote of the Board if they deem the termination to be beneficial to the Fund shareholders. For the six months ended June 30, 2024, the Advisor did not waive any management fees for the Income Fund Class I shares. The Advisor has contractually agreed to waive management fees, to the extent of management fees, in order to limit total annual operating expenses for the Small-Mid Cap Fund to 1.39% for Class I shares and 1.00% for Class S shares until October 1, 2024, but can be terminated by a vote of the Board if they deem the termination to be beneficial to the Fund shareholders. For the six months ended June 30, 2024, the Advisor waived management fees of $54,682 for the Small-Mid Cap Fund Class S shares. The Advisor has contractually agreed to waive management fees, to the extent of management fees, in order to limit total annual operating expenses for the MicroCap Fund to 1.60% for Class I shares until October 1, 2024, but can be terminated by a vote of the Board if they deem the termination to be beneficial to the Fund shareholders. For the six months ended June 30, 2024, the Advisor waived management fees of $2,599 for the MicroCap Fund Class I shares. The Advisor has contractually agreed to waive management fees, to the extent of management fees, in order to limit total annual operating expenses for the Dividend Value Equity Fund to 1.00% for Class I shares until October 1, 2024, but can be terminated by a vote of the Board if they deem the termination to be beneficial to the Fund shareholders. For the six months ended June 30, 2024, the Advisor waived management fees of $21,635 for the Dividend Value Equity Fund Class I shares. The Advisor is entitled to recover such waived amounts within the same fiscal year in which the Advisor reduced its fee. No recoupment will occur except to the extent that the Funds’ expenses, together with the amount recovered, do not exceed the applicable expense limitation within the same fiscal year.

The Funds have entered into an Administration Agreement with The Ancora Group, LLC, an affiliate of the Advisor. Pursuant to the Administration Agreement, each of the Funds will pay an administration fee equal to 0.10% of average net assets of each Fund monthly. Under the Administration Agreement, The Ancora Group, LLC will assist in maintaining office facilities, furnish clerical services, prepare and file documents with the Securities and Exchange Commission, coordinate the filing of tax returns, assist with the preparation of the Funds’ Annual and Semi-Annual Reports to shareholders, monitor the Funds’ expense accruals and pay all expenses, monitor the Funds’ sub-chapter M status, maintain the Funds’ fidelity bond, monitor each Fund’s compliance with such Funds’ policies and limitations as set forth in the Prospectus and Statement of Additional Information and generally assist in the Funds’ operations. For the six months ended June 30, 2024, the Funds paid $18,208 from the Income Fund, $83,641 from the Small-Mid Cap Fund, $8,967 from the MicroCap Fund, and $19,893 from the Dividend Value Equity Fund. As of June 30, 2024, The Ancora Group, LLC was owed $3,125, $14,150, $1,527, and $3,319 by the Income Fund, Small-Mid Cap Fund, MicroCap Fund, and Dividend Value Equity Fund, respectively, for administrative services.

The Trust retained Arbor Court Capital LLC (the “Distributor”), to act as the principal distributor of its shares. The Distributor charges $8,000 per year for its services which is paid by the Advisor. The Distributor is an affiliated entity to the Trust’s transfer agent and fund accountant. Pursuant to the Shareholder Services Agreement with The Ancora Group, LLC, each of the Funds will pay a shareholder service fee equal to 0.01% of average net assets of the Class I Shares.

Ancora Insurance Solutions LLC, a wholly owned subsidiary of Ancora Holdings Group, LLC, is the licensed insurance broker that assists the Trust in obtaining the required Fidelity bond to the Funds. Annual premiums are less than $10,000 per year, with most being remitted to the insurance carrier.

Certain officers of the Trust are also officers or employees of the Advisor or its affiliates. They receive no fee for serving as officers of the Trust.

NOTE 5. INVESTMENTS

For the six months ended June 30, 2024, purchases and sales of investment securities, other than short-term investments, in-kind purchases and sales, and short-term U.S. Government obligations were as follows:

	Income Fund	Small-Mid Cap Fund	MicroCap Fund	Dividend Value Equity Fund
Purchases
U.S. Government Obligations	$ -	$ -	$ -	$ -
Other	$ 6,373,395	$ 61,722,052	$ 3,297,146	$ 4,295,698

Sales
U.S. Government Obligations	$ -	$ -	$ -	$ -
Other	$ 5,882,773	$ 64,229,956	$ 2,620,515	$ 4,454,476

NOTE 6. TAX MATTERS

At June 30, 2024, the costs of securities for federal income tax purposes were $38,327,972, $144,432,042, $16,977,890, and $27,777,899 for the Income Fund, Small-Mid Cap Fund, MicroCap Fund, and Dividend Value Equity Fund, respectively.

As of June 30, 2024, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

	Income Fund	Small-Mid Cap Fund	MicroCap Fund	Dividend Value Equity Fund
Gross Appreciation	$ 1,471,707	$ 32,807,528	$ 3,312,282	$ 13,587,371
Gross (Depreciation)	(2,090,014)	(4,163,838)	(1,638,405)	(601,822)
Net Appreciation (Depreciation) on Investments	$ (618,307)	$ 28,643,690	$ 1,673,877	$ 12,985,549

The difference between book and tax unrealized is mainly attributable to the tax deferral of wash sales, return of capital from underlying investments, and partnership investments.

The tax character of distributions paid during the six months ended June 30, 2024 is as follows:

	Income Fund	Small-Mid Cap Fund	MicroCap Fund	Dividend Value Equity Fund
Ordinary income	$ 930,778	$ -	$ -	$ 156,361
Long-term capital gain	-	-	-	-
Return of capital	-	-	-	-
	$ 930,778	$ -	$ -	$ 156,361

The tax character of distributions paid during the year ended December 31, 2023 is as follows:

	Income Fund	Small-Mid Cap Fund	MicroCap Fund	Dividend Value Equity Fund
Ordinary income	$ 1,834,634	$ 1,577,958	$ 554,540	$ 514,659
Long-term capital gain	-	1,443,838	169,274	-
Return of capital	-	-	44,269	-
	$ 1,834,634	$ 3,021,796	$ 768,083	$ 514,659

As of December 31, 2023, the following Funds had the following capital loss carryforwards for federal income tax purposes. These capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders and may be carried forward indefinitely retaining their character as short-term and/or long-term. The Small-Mid Cap Fund utilized $819,699 of its capital loss carryforward during the year ended December 31, 2023. The MicroCap Fund utilized $267,858 of its capital loss carryforward during the year ended December 31, 2023. The Dividend Value Equity Fund utilized $189,637 of its capital loss carryforward during the year ended December 31, 2023.

	Income Fund	Small-Mid Cap Fund	MicroCap Fund	Dividend Value Equity Fund
Short-Term Capital Loss Carry Forward	$(2,097,550)	$ -	$ -	$ (367,048)
Long-Term Capital Loss Carry Forward	(2,249,201)	-	-	-
Total Capital Loss Carry Forward	$(4,346,751)	$ -	$ -	$ (367,048)

As of December 31, 2023, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

	Income Fund	Small-Mid Cap Fund	MicroCap Fund	Dividend Value Equity Fund
Accumulated undistributed ordinary income (loss)	$ 325,846	$ -	$ -	$ 72,818
Accumulated undistributed capital gain (loss)	-	754,058	-	-
Other accumulated losses	(4,346,751)	-	-	(367,048)
Unrealized appreciation (depreciation)	(1,471,867)	29,197,881	2,037,331	12,506,303
	$(5,492,772)	$ 29,951,939	$ 2,037,331	$ 12,212,073

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2024, National Financial Services, LLC owned, for the benefit of its customers, the following percentages of the outstanding shares:

Income Fund	84.24%
Small-Mid Cap Fund	55.60%
MicroCap Fund	65.06%
Dividend Value Equity Fund	66.93%

As of June 30, 2024, Charles Schwab & Co., Inc. owned, for the benefit of its customers, the following percentages of the outstanding shares:

Dividend Value Equity Fund	26.64%

NOTE 8. CHANGE OF SERVICE PROVIDERS

As of May 3, 2024, the Trust changed custodians from US Bank to Huntington Bank to perform all custodial services for the Trust.

NOTE 9. SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring accounting or disclosure.

FINANCIAL REVIEW

Ancora Trust

Additional Information

June 30, 2024 (Unaudited)

PORTFOLIO HOLDINGS DISCLOSURE POLICY (UNAUDITED)

The Funds’ disclose their portfolio holdings in the following manner: (i) the funds file complete schedules of portfolio holdings with the Commission for the first and third quarter each year on Form N-PORT; (ii) the Funds’ form N-PORT are available on the Commission website at http:www.sec.gov and in annual and semi-annual reports to shareholders’ (iii) the Funds’ Form N-PORT may be reviewed and copied at the Commission Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; (iv) on the Funds’ internet site www.ancorafunds.com approximately 10 days after the end of each fiscal quarter, which information is current as of the end of such fiscal quarter’ and (v) is available upon request by contacting the Funds in writing or by phone.

PROXY VOTING (UNAUDITED)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent 12 month period ended June 30, is available without charge upon request by (1) calling the Funds at (866) 626-2672; and (2) from the Funds’ documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

FACTS	WHAT DOES ANCORA TRUST (“ANCORA”) DO WITH YOUR PERSONAL INFORMATION?
WHY?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
WHAT?

The types of personal information we collect and share depend on the product or service you have with us. This information may include, but is not limited to, the following:

● Social security number ● Account Numbers

● Risk tolerance ● Wire transfer instructions

● Income ● Contact Information

● Transaction history ● Investment Experience

● Assets ● Account Balances

HOW?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Ancora chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Ancora Share?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your accounts(s) or respond to court orders and legal investigations.	Yes	No
For our marketing purposes - to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates' everyday business purposes - information about your transactions and experiences	Yes	Yes
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Pandemic response

All medical information confidential (42 U.S.C. § 12112(d)(3)(B) and 12112(d)(4)), including information related to symptoms of COVID-19 or a diagnosis of COVID-19. This includes all test results, temperature screening logs, questionnaires, and other medical information being obtained. Temperature screening machines and other protective measures may be used at our business locations to protect clients and employees from transmitting illnesses. Only employees with a need to know will have access to client’s medical information. Employees will be trained on the collection and protection of client information.

Questions?	Call Jason Geers at (216) 593-5020

Page 2 Privacy Policy
Who we are

Ancora Holdings Group LLC.

Ancora Holdings, Group LLC, is a Cleveland, Ohio based holding company which wholly owns four separate and distinct SEC Registered Investment Advisers, an insurance company, and a broker dealer.

Ancora Advisors LLC specializes in customized portfolio management for individual investors, high net worth investors, investment companies, institutions such as pension/profit sharing plans, corporations, non-profits, and unions.

Ancora Family Wealth Advisors, LLC is a leading, regional investment and wealth advisor managing assets on behalf families and high net-worth individuals.

Ancora Alternatives LLC specializes in pooled investments (private funds LPs).

Ancora Retirement Plan Advisors, LLC. specializes in providing non-discretionary investment guidance for small and midsize employer sponsored retirement plans.

Ancora Insurance Solutions LLC provides property and casualty services as well as personal line solutions and health coverage for small and large corporations.

Inverness Securities, LLC is a FINRA registered Broker Dealer.

Ancora Trust is the Trust of the Ancora Mutual Funds.

What we do

How does Ancora protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Ancora collect my personal information?

We collect your personal information, for example, when you

▪ Enter into an investment advisory contract

▪ Seek financial advice

▪ Make deposits or withdrawals from your account

▪ Tell us about your investment or retirement portfolio

Why can't I limit all sharing?

Federal law gives you the right to limit only

▪ sharing for affiliates’ everyday business purposes—information about your creditworthiness

▪ affiliates from using your information to market to you

▪ sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Ancora does share with our affiliates which may include Focus Operating, LLC
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ▪ Ancora does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Ancora does not jointly market.

TRUSTEES

Frank J. Roddy

Jennifer A. Rasmussen

Cindy Flynn

Frank DeFino

OFFICERS

Bradley Zucker, President, Treasurer, & Secretary

Jason Geers, Chief Compliance Officer

INVESTMENT ADVISOR

Ancora Advisors LLC

6060 Parkland Boulevard, Suite 200
Cleveland, Ohio 44124

DISTRIBUTOR

Arbor Court Capital LLC

8000 Town Center Drive, Suite 400

Broadview Heights, Ohio 44147

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

LEGAL COUNSEL

Thompson Hine LLP

3900 Key Center,

127 Public Square,

Cleveland, Ohio 44114

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, Ohio 43216

TRANSFER AGENT

AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC.

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

The Funds’ Statement of Additional Information includes additional information about the Funds and is available upon request at no charge by calling the Fund.

Distributed by Arbor Court Capital LLC Member FINRA/SIPC

Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. The information is included as part of the material filed under Item 7 of this Form.

Item 12. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 13.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 14. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 16. Controls and Procedures.

(a)	Disclosure Controls & Procedures. Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)	Internal Controls. There were no significant changes in Registrant’s internal controls of in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19.  Exhibits.

(a)(1) EX-99.CERT.  Filed herewith.

(a)(2) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b)       EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ancora Trust

By /s/Bradley Zucker

* Bradley Zucker

President, Treasurer and Secretary

Date: September 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Bradley Zucker

* Bradley Zucker

President, Treasurer and Secretary

Date: September 6, 2024

*Print the name and title of each signing officer under his or her signature.